INCOME TAXES (Tables)	12 Months Ended
Dec. 29, 2018
INCOME TAXES
Components of Income Tax Expense (Benefit)

Income tax provisions for the years ended December 29, 2018, December 30, 2017, and December 31, 2016 are summarized as follows (in thousands):

	2018	2017	2016
Currently Payable:
Federal	$31,492	$44,413	$42,397
State and local	7,544	8,579	6,341
Foreign	5,527	6,240	6,143
	44,563	59,232	54,881
Net Deferred:
Federal	2,965	(7,681)	(455)
State and local	(522)	(864)	438
Foreign	(1,565)	1,280	310
	878	(7,265)	293
	$45,441	$51,967	$55,174

Components of Earnings Before Income Taxes

	2018	2017	2016
U.S.	$180,261	$151,395	$140,106
Foreign	17,592	24,612	20,565
Total	$197,853	$176,007	$160,671

Effective Income Tax Rate Reconciliation

	2018	2017	2016
Statutory federal income tax rate	21.0%	35.0%	35.0%
State and local taxes (net of federal benefits)	3.8	3.0	3.1
Effect of noncontrolling owned interest in earnings of partnerships	(0.1)	(0.2)	(0.2)
Manufacturing deduction	n/a	(2.5)	(2.4)
Tax credits, including foreign tax credit	(1.6)	(2.0)	(1.4)
Change in uncertain tax positions reserve	0.1	0.4	0.4
Other permanent differences	0.6	(0.1)	0.1
Other, net	(0.7)	(0.6)	(0.3)
Impact of Tax Act and reduction of corporate tax rate	(0.1)	(3.5)	—
Effective income tax rate	23.0%	29.5%	34.3%

Components of Deferred Tax Assets and Liabilities

Temporary differences which give rise to deferred income tax assets and (liabilities) on December 29, 2018 and December 30, 2017 are as follows (in thousands):

	2018	2017
Employee benefits	$20,914	$17,048
Net operating loss carryforwards	6,520	8,592
Foreign subsidiary capital loss carryforward	504	546
Other tax credits	586	709
Inventory	1,090	358
Reserves on receivables	802	714
Accrued expenses	1,593	2,060
Other, net	2,785	1,879
Gross deferred income tax assets	34,794	31,906
Valuation allowance	(2,707)	(4,706)
Deferred income tax assets	32,087	27,200
Depreciation	(24,881)	(19,992)
Intangibles	(20,225)	(19,422)
Other, net	—	—
Deferred income tax liabilities	(45,106)	(39,414)
Net deferred income tax liability	$(13,019)	$(12,214)

Schedule of NOL and credit carryforwards

	Net Operating Losses			Tax Credits
	U.S.	State	Foreign	U.S.	State
2018 – 2022	$—	$165	$347	$—	$381
2023 - 2027	—	526	635	—	—
2028 - 2032	2,859	672	114	—	—
2033 - 2037	41	812	—	—	—
Thereafter	—	293	56	—	—
Total	$2,900	$2,468	$1,152	$—	$381